INCENTIVE AND NON-STATUTORY STOCK OPTION PLAN (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION TRANSACTIONS

Stock option transactions during the six months ended June 30, 2024 and the year ended December 31, 2023 were as follows:

	June 30, 2024		December 31, 2023
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Period	42,000,000	$0.04	5,000,000	$0.07
Granted	109,200,000	0.96	42,000,000	0.03
Exercised	-	-	-	-
Forfeited or Cancelled	(4,000,000)	0.05	(5,000,000)	0.03
Outstanding at End of Period	147,200,000	0.72	42,000,000	0.04
Options Exercisable at Period-End	29,100,000	0.03	17,250,000	0.03
Weighted-Average Fair Value of Options Granted During the Period	$0.02		$0.01

Stock option transactions during 2023 and 2022 were as follows:

	2023		2022
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price

Outstanding at Beginning of Year	5,000,000	$0.07	-	$-
Granted	42,000,000	0.03	5,000,000	0.07
Exercised	-	-	-	-
Forfeited or Cancelled	(5,000,000)	0.03	-	-
Outstanding at End of Year	42,000,000	0.04	5,000,000	0.07
Options Exercisable at Year-End	17,250,000	0.03	-	-
Weighted-Average Fair Value of Options Granted During the Year	$0.01		$0.02

SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

Information with respect to stock options outstanding and exercisable at June 30, 2024 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at June 30, 2024	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at June 30, 2024	Weighted- Average Exercise Price
$0.025 - $1.50	147,200,000	9 years	$0.72	29,100,000	$0.03

Information with respect to stock options outstanding and exercisable at December 31, 2023 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2023	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable at December 31, 2023	Weighted- Average Exercise Price
$0.025 - $0.07	42,000,000	9.2	$0.04	17,250,000	$0.03